Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Maturities of Lease Liabilities (Details)	Mar. 31, 2019 USD ($)
Accounting Policies [Abstract]
2019 (excluding the three months ended March 31, 2019)	$ 149,729
2020	190,574
2021	201,675
2022	213,600
2023	216,847
Thereafter	557,074
Total lease payments	1,529,499
Less: amount of lease payments representing interest	(312,143)
Present value of future minimum lease payments	1,217,356
Less: current obligations under leases	(121,130)
Non current long-term obligations	$ 1,096,226